Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member] Loss from Catastrophes [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member] Loss from Catastrophes [Member]	Dec. 28, 2013 Maximum [Member]
Loss Contingencies [Line Items]
Amount funded for loss incurred by joint venture	$ 8.8	$ 4.0	$ 4.8
Accrual recorded in other noncurrent liabilities	4.3	4.3
Recognized losses on indemnification agreement		8.0	1.9
Charges recognized for lost product	0.8
Charges recognized for lost product included in accrued expenses	0.9	0.9			0.9	0.9
Unapproved change orders and claims	3.2	4.8
Costs and estimated earnings in excess of billings	0.5	1.6
Other assets	$ 2.7	$ 3.2
Duration of commitments							1 year
Terms of purchase commitments				Less than one year
Percentage of company's employees under collective bargaining arrangements				62.00%
Collective bargaining agreements expire period				Between 2013 and 2015
Contract expiration date				2013
Contract term extension				2018